RELATED PARTY TRANSACTIONS (Schedule of Amount Due from Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amount due from related parties-trading		$ 2,251	$ 835
Mr. Qing Xu [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[1]	968	835
AirMedia Holding Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	540	0
AirMedia Merger Company Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	665	0
Mrs. Li Hong [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	5	0
Wealthy Environment Limited [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	22	0
Global Earning Pacific Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	37	0
Mrs. Guo Rong [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	$ 14	$ 0

[1]	The amounts due from Mr. Qing Xu represents interest free advances to the related party for personal purpose, which would violate Sarbanes-Oxley Act section 402 due to the lack of internal control in term of related party borrowings, however, all the balance has been collected at May 2018, there was no gain or loss upon settlement.
[2]	The amounts represent interest free advances to the related parties in a short term basis for operation purpose.